UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-3114

Fidelity Select Portfolios

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, MA 02210

 (Address of principal executive offices)       (Zip code)

Marc Bryant, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	January 31, 2017

Item 1.

Reports to Stockholders

Fidelity® Real Estate Investment Portfolio Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Public Storage	7.0	6.2
Simon Property Group, Inc.	5.9	7.3
Prologis, Inc.	5.9	5.2
Duke Realty LP	4.6	4.6
Ventas, Inc.	4.6	4.6
Boston Properties, Inc.	4.5	3.9
UDR, Inc.	3.9	3.4
Digital Realty Trust, Inc.	3.5	2.6
Welltower, Inc.	3.5	4.2
Host Hotels & Resorts, Inc.	3.3	3.9
	46.7

Top Five REIT Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Apartments	16.1	15.6
REITs - Office Property	14.3	12.5
REITs - Regional Malls	10.3	13.5
REITs - Shopping Centers	10.2	10.3
REITs - Diversified	10.1	9.8

Asset Allocation (% of fund's net assets)

As of January 31, 2017
Stocks	97.2%
Short-Term Investments and Net Other Assets (Liabilities)	2.8%

As of July 31, 2016
Stocks	98.4%
Short-Term Investments and Net Other Assets (Liabilities)	1.6%

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.2%
	Shares	Value (000s)
Equity Real Estate Investment Trusts (REITs) - 97.2%
REITs - Apartments - 16.1%
American Campus Communities, Inc.	931,993	$45,313
American Homes 4 Rent Class A	3,021,000	67,308
Apartment Investment & Management Co. Class A	2,004,974	88,359
AvalonBay Communities, Inc.	411,500	71,317
Camden Property Trust (SBI)	895,400	74,829
Equity Residential (SBI)	1,162,400	70,639
Essex Property Trust, Inc.	522,200	117,129
Monogram Residential Trust, Inc.	2,471,800	25,138
UDR, Inc.	5,193,041	181,497
		741,529
REITs - Diversified - 10.1%
Cousins Properties, Inc.	4,715,200	40,079
Digital Realty Trust, Inc.	1,516,600	163,232
Duke Realty LP	8,682,100	211,235
Forest City Realty Trust, Inc. Class A	2,137,000	48,382
		462,928
REITs - Health Care - 8.1%
Ventas, Inc.	3,412,054	210,421
Welltower, Inc.	2,412,340	159,938
		370,359
REITs - Hotels - 5.3%
DiamondRock Hospitality Co.	3,997,400	45,051
FelCor Lodging Trust, Inc.	1,041,700	8,021
Host Hotels & Resorts, Inc.	8,408,705	151,945
RLJ Lodging Trust	1,687,788	39,174
		244,191
REITs - Manufactured Homes - 4.5%
Equity Lifestyle Properties, Inc.	1,576,187	116,543
Sun Communities, Inc.	1,157,663	91,178
		207,721
REITs - Office Property - 14.3%
Boston Properties, Inc.	1,572,000	205,775
Brandywine Realty Trust (SBI)	4,460,200	71,809
Douglas Emmett, Inc.	1,647,100	62,326
Highwoods Properties, Inc. (SBI)	814,723	41,885
Hudson Pacific Properties, Inc.	1,589,850	56,297
New York (REIT), Inc.	3,206,103	31,901
Parkway, Inc. (a)	501,054	10,667
Piedmont Office Realty Trust, Inc. Class A	2,473,100	53,716
SL Green Realty Corp.	744,246	81,100
VEREIT, Inc.	4,838,300	41,271
		656,747
REITs - Regional Malls - 10.3%
General Growth Properties, Inc.	5,857,300	145,495
Simon Property Group, Inc.	1,476,672	271,368
The Macerich Co.	831,800	57,136
		473,999
REITs - Shopping Centers - 10.2%
Acadia Realty Trust (SBI)	1,825,823	58,134
Brixmor Property Group, Inc.	4,017,896	96,952
Cedar Shopping Centers, Inc.	1,131,448	6,800
DDR Corp.	6,180,467	93,819
Kimco Realty Corp.	4,057,790	100,998
Kite Realty Group Trust	2,219,450	53,311
Ramco-Gershenson Properties Trust (SBI)	1,316,524	21,407
Urban Edge Properties	1,270,200	35,527
		466,948
REITs - Storage - 9.3%
Extra Space Storage, Inc.	1,495,940	107,782
Public Storage	1,494,200	321,257
		429,039
REITs - Warehouse/Industrial - 9.0%
Chambers Street Properties	1,277,922	33,660
DCT Industrial Trust, Inc.	2,198,373	98,245
Prologis, Inc.	5,550,300	271,132
Terreno Realty Corp.	488,666	13,287
		416,324
TOTAL EQUITY REAL ESTATE INVESTMENT TRUSTS (REITS)
(Cost $3,274,400)		4,469,785

Money Market Funds - 2.8%
Fidelity Cash Central Fund, 0.62%(b)
(Cost $130,097)	130,072,119	130,098
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $3,404,497)		4,599,883
NET OTHER ASSETS (LIABILITIES) - 0.0%		(561)
NET ASSETS - 100%		$4,599,322

Legend

 (a) Non-income producing

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
(Amounts in thousands)
Fidelity Cash Central Fund	$166
Fidelity Securities Lending Cash Central Fund	104
Total	$270

Investment Valuation

All investments are categorized as Level 1 under the Fair Value Hierarchy. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

Amounts in thousands (except per-share amount)		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $3,274,400)	$4,469,785
Fidelity Central Funds (cost $130,097)	130,098
Total Investments (cost $3,404,497)		$4,599,883
Cash		574
Receivable for investments sold		30,071
Receivable for fund shares sold		3,671
Distributions receivable from Fidelity Central Funds		60
Prepaid expenses		24
Other receivables		214
Total assets		4,634,497
Liabilities
Payable for fund shares redeemed	$31,965
Accrued management fee	2,172
Other affiliated payables	810
Other payables and accrued expenses	228
Total liabilities		35,175
Net Assets		$4,599,322
Net Assets consist of:
Paid in capital		$3,452,125
Undistributed net investment income		1,702
Accumulated undistributed net realized gain (loss) on investments		(49,891)
Net unrealized appreciation (depreciation) on investments		1,195,386
Net Assets, for 111,919 shares outstanding		$4,599,322
Net Asset Value, offering price and redemption price per share ($4,599,322 ÷ 111,919.4 shares)		$41.09

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

Amounts in thousands		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$67,021
Income from Fidelity Central Funds		270
Total income		67,291
Expenses
Management fee	$13,719
Transfer agent fees	4,533
Accounting and security lending fees	544
Custodian fees and expenses	29
Independent trustees' fees and expenses	55
Registration fees	98
Audit	27
Legal	39
Miscellaneous	32
Total expenses before reductions	19,076
Expense reductions	(32)	19,044
Net investment income (loss)		48,247
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	28,315
Fidelity Central Funds	23
Total net realized gain (loss)		28,338
Change in net unrealized appreciation (depreciation) on investment securities		(608,351)
Net gain (loss)		(580,013)
Net increase (decrease) in net assets resulting from operations		$(531,766)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

Amounts in thousands	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$48,247	$82,965
Net realized gain (loss)	28,338	167,718
Change in net unrealized appreciation (depreciation)	(608,351)	786,675
Net increase (decrease) in net assets resulting from operations	(531,766)	1,037,358
Distributions to shareholders from net investment income	(61,176)	(80,026)
Distributions to shareholders from net realized gain	(155,078)	(195,504)
Total distributions	(216,254)	(275,530)
Share transactions
Proceeds from sales of shares	537,207	1,004,046
Reinvestment of distributions	197,980	251,078
Cost of shares redeemed	(955,289)	(831,952)
Net increase (decrease) in net assets resulting from share transactions	(220,102)	423,172
Redemption fees	369	342
Total increase (decrease) in net assets	(967,753)	1,185,342
Net Assets
Beginning of period	5,567,075	4,381,733
End of period	$4,599,322	$5,567,075
Other Information
Undistributed net investment income end of period	$1,702	$14,631
Shares
Sold	12,436	23,853
Issued in reinvestment of distributions	4,692	6,601
Redeemed	(22,780)	(20,283)
Net increase (decrease)	(5,652)	10,171

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity Real Estate Investment Portfolio

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$47.35	$40.80	$37.56	$34.03	$32.18	$28.76
Income from Investment Operations
Net investment income (loss)A	.41	.75	.67	.61	.56	.36
Net realized and unrealized gain (loss)	(4.82)	8.36	3.19	3.58	1.76	3.41
Total from investment operations	(4.41)	9.11	3.86	4.19	2.32	3.77
Distributions from net investment income	(.53)	(.73)	(.63)	(.64)	(.47)	(.35)
Distributions from net realized gain	(1.32)	(1.83)	–	(.02)	–	–
Total distributions	(1.85)	(2.56)	(.63)	(.66)	(.47)	(.35)
Redemption fees added to paid in capitalA	–B	–B	.01	–B	–B	–B
Net asset value, end of period	$41.09	$47.35	$40.80	$37.56	$34.03	$32.18
Total ReturnC,D	(9.38)%	24.00%	10.34%	12.61%	7.28%	13.31%
Ratios to Average Net AssetsE,F
Expenses before reductions	.76%G	.78%	.78%	.80%	.81%	.84%
Expenses net of fee waivers, if any	.76%G	.77%	.78%	.80%	.81%	.84%
Expenses net of all reductions	.76%G	.77%	.78%	.80%	.80%	.84%
Net investment income (loss)	1.92%G	1.81%	1.66%	1.78%	1.69%	1.28%
Supplemental Data
Net assets, end of period (in millions)	$4,599	$5,567	$4,382	$4,036	$3,960	$3,690
Portfolio turnover rateH	13%G	24%	34%	24%	26%	26%

 A Calculated based on average shares outstanding during the period.

 B Amount represents less than $.005 per share.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017
(Amounts in thousands except percentages)

1. Organization.

Fidelity Real Estate Investment Portfolio (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. Share transactions on the Statement of Changes in Net Assets may contain exchanges between affiliated funds. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Certain distributions received by the Fund represent a return of capital or capital gain. The Fund determines the components of these distributions subsequent to the ex-dividend date, based upon receipt of tax filings or other correspondence relating to the underlying investment. These distributions are recorded as a reduction of cost of investments and/or as a realized gain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Deferred Trustee Compensation. Under a Deferred Compensation Plan (the Plan), independent Trustees may elect to defer receipt of a portion of their annual compensation. Deferred amounts are invested in a cross-section of Fidelity funds, are marked-to-market and remain in the Fund until distributed in accordance with the Plan. The investment of deferred amounts and the offsetting payable to the Trustees are included in the accompanying Statement of Assets and Liabilities.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to deferred trustees compensation and losses deferred due to wash sales.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end were as follows:

Gross unrealized appreciation	$1,250,547
Gross unrealized depreciation	(83,724)
Net unrealized appreciation (depreciation) on securities	$1,166,823
Tax cost	$3,433,060

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to .75% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital. In November 2016, the Board of Trustees approved the elimination of these redemption fees effective December 12, 2016.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $320,476 and $701,413, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .30% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .55% of the Fund's average net assets.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives account fees and asset-based fees that vary according to account size and type of account. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements. For the period, the transfer agent fees were equivalent to an annualized rate of .18% of average net assets.

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Brokerage Commissions. The Fund placed a portion of its portfolio transactions with brokerage firms which are affiliates of the investment adviser. Brokerage commissions are included in net realized gain (loss) and change in net unrealized appreciation (depreciation) in the Statement of Operations. The commissions paid to these affiliated firms were $11 for the period.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $8 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. At period end, there were no security loans outstanding. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $104.

8. Expense Reductions.

Commissions paid to certain brokers with whom the investment adviser, or its affiliates, places trades on behalf of the Fund include an amount in addition to trade execution, which may be rebated back to the Fund to offset certain expenses. This amount totaled $8 for the period.

In addition, during the period the investment adviser reimbursed and/or waived a portion of operating expenses in the amount of $24.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including redemption fees and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Actual	.76%	$1,000.00	$906.20	$3.65
Hypothetical-C		$1,000.00	$1,021.37	$3.87

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity Real Estate Investment Portfolio

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. SelectCo and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing of the Investment Advisers as it relates to the fund, including the backgrounds of investment personnel of SelectCo, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that in 2014 the ad hoc Committee on Transfer Agency Fees was formed by it and the boards of certain other Fidelity funds to review the variety of transfer agency services and fee structures throughout the mutual fund industry compared to Fidelity's.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vii) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; and (x) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of SelectCo about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors, including the following: general market conditions; issuer-specific information; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2016.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' analysis of the competitiveness of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity Real Estate Investment Portfolio

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2016.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of the fund's total expense ratio, the Board considered the fund's management fee rate as well as other fund expenses, such as transfer agent fees, pricing and bookkeeping fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of the fund compared to competitive fund median expenses. The fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the fund's total expense ratio ranked below the competitive median for the 12-month period ended June 30, 2016.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that the fund's total expense ratio was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the profitability analysis used by Fidelity. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under SelectCo's management plus assets under FMR's management). SelectCo calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total group assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability; (iv) comparisons to institutional products; (v) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's long-term expectations for its offerings in the workplace investing channel; (vii) the competitive positioning of the Fidelity variable insurance product funds; (viii) the methodology with respect to competitive fund data and peer group classifications; (ix) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of an internal reorganization, the increased use of omnibus accounts and lower pricing in the retirement channel; (x) fluctuations in trading expenses; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

REA-SANN-0317
1.706448.118

Fidelity Advisor® International Real Estate Fund -
Class A, Class T, Class C and Class I

Semi-Annual Report

January 31, 2017

Class A, Class T, Class C and Class I are classes of Fidelity® International Real Estate Fund

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-877-208-0098 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Mitsubishi Estate Co. Ltd.	6.4	6.3
Vonovia SE	4.8	4.0
Mitsui Fudosan Co. Ltd.	4.6	4.1
Cheung Kong Property Holdings Ltd.	3.5	4.5
Westfield Corp. unit	3.2	2.9
LEG Immobilien AG	2.9	1.0
Wing Tai Holdings Ltd.	2.8	2.2
Henderson Land Development Co. Ltd.	2.4	1.8
UOL Group Ltd.	2.3	3.0
Olav Thon Eiendomsselskap A/S	2.3	2.0
	35.2

Top Five Countries as of January 31, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	21.0	19.7
United Kingdom	11.7	11.4
Australia	10.7	10.3
Germany	9.0	7.3
Singapore	7.3	7.3

Top Five REIT Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	14.4	15.5
REITs - Health Care	4.2	3.4
REITs - Apartments	4.2	3.3
REITs - Diversified	3.0	4.6
REITs - Shopping Centers	2.3	3.0

Asset Allocation (% of fund's net assets)

As of January 31, 2017*
Stocks	93.9%
Short-Term Investments and Net Other Assets (Liabilities)	6.1%

 * Foreign investments - 93.9%

As of July 31, 2016*
Stocks	92.1%
Short-Term Investments and Net Other Assets (Liabilities)	7.9%

 * Foreign investments - 92.1%

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
Australia - 10.7%
360 Capital Group Ltd. unit	2,763,264	$1,886,093
Abacus Property Group unit	2,576,289	5,490,340
ALE Property Group	309,163	1,019,941
Arena (REIT) unit	2,026,022	2,873,321
Mirvac Group unit	5,560,755	8,561,071
National Storage (REIT) unit	2,472,350	2,709,419
Propertylink Group unit	6,825,900	3,960,223
Rural Funds Group unit	1,373,787	1,771,196
Westfield Corp. unit (a)	1,842,196	12,280,698

TOTAL AUSTRALIA		40,552,302

Austria - 2.2%
Buwog-Gemeinnuetzige Wohnung	346,675	8,263,123
Belgium - 0.8%
Warehouses de Pauw	34,954	3,169,559
Bermuda - 4.4%
Great Eagle Holdings Ltd.	400,080	1,819,697
Hongkong Land Holdings Ltd.	1,010,200	6,818,850
Tai Cheung Holdings Ltd.	8,751,000	7,969,830

TOTAL BERMUDA		16,608,377

Cayman Islands - 3.5%
Cheung Kong Property Holdings Ltd.	2,035,500	13,379,101
France - 3.6%
Altarea SCA	40,811	7,714,114
Societe Fonciere Lyonnaise SA	115,347	6,031,608

TOTAL FRANCE		13,745,722

Germany - 9.0%
alstria office REIT-AG	381,700	4,765,302
LEG Immobilien AG	140,993	11,058,993
Vonovia SE	559,690	18,288,691

TOTAL GERMANY		34,112,986

Greece - 0.2%
Grivalia Properties REIC	107,591	922,187
Hong Kong - 5.5%
Henderson Land Development Co. Ltd.	1,642,000	9,063,743
Hysan Development Co. Ltd.	621,703	2,833,378
Magnificent Hotel Investment Ltd.	83,433,000	1,910,836
Sino Land Ltd.	4,360,394	7,204,886

TOTAL HONG KONG		21,012,843

Ireland - 1.3%
Dalata Hotel Group PLC (a)	330,200	1,529,174
Hibernia (REIT) PLC	2,642,329	3,471,364

TOTAL IRELAND		5,000,538

Israel - 0.9%
Azrieli Group	70,900	3,235,081
Italy - 0.5%
Immobiliare Grande Distribuzione SpA	2,584,188	1,941,583
Japan - 21.0%
Advance Residence Investment Corp.	2,885	7,611,739
Comforia Residential REIT, Inc. (b)(c)	1,985	4,433,770
Daibiru Corp.	216,400	1,964,485
Goldcrest Co. Ltd.	215,100	3,821,545
Ichigo, Inc.	398,600	1,295,600
Japan Rental Housing Investment, Inc.	4,959	3,627,787
Japan Senior Living Investment Corp.	3,813	4,910,196
Kenedix, Inc.	1,040,400	3,897,699
Kyushu Railway Co.	71,400	1,935,028
Mitsubishi Estate Co. Ltd.	1,275,000	24,419,341
Mitsui Fudosan Co. Ltd.	756,000	17,519,033
Ship Healthcare Holdings, Inc.	37,000	981,445
Tokyu Fudosan Holdings Corp.	282,700	1,654,988
Uchiyama Holdings Co. Ltd.	508,900	1,983,137

TOTAL JAPAN		80,055,793

Mexico - 0.1%
Corporacion Inmobiliaria Vesta S.A.B. de CV	358,662	395,924
Netherlands - 0.6%
VastNed Retail NV	59,033	2,177,203
New Zealand - 0.9%
Arvida Group Ltd.	1,559,848	1,533,577
Auckland International Airport Ltd.	381,299	1,913,552

TOTAL NEW ZEALAND		3,447,129

Norway - 2.7%
Olav Thon Eiendomsselskap A/S	458,380	8,780,747
Selvaag Bolig ASA	305,400	1,469,969

TOTAL NORWAY		10,250,716

Singapore - 7.3%
Parkway Life REIT	4,822,500	8,314,950
UOL Group Ltd.	1,985,322	8,973,286
Wing Tai Holdings Ltd.	8,686,281	10,693,368

TOTAL SINGAPORE		27,981,604

Spain - 1.8%
Inmobiliaria Colonial SA	943,770	6,923,763
Sweden - 3.8%
D. Carnegie & Co. AB (a)	293,800	3,694,710
Hufvudstaden AB Series A	195,550	3,116,424
Klovern AB (B Shares)	1,498,691	1,578,859
Kungsleden AB	315,700	2,033,782
Victoria Park AB	848,400	2,182,323
Wallenstam AB (B Shares)	248,300	1,950,156

TOTAL SWEDEN		14,556,254

Switzerland - 1.4%
PSP Swiss Property AG	58,765	5,276,409
United Kingdom - 11.7%
Assura PLC	4,011,393	2,624,093
Big Yellow Group PLC	292,700	2,533,330
Empiric Student Property PLC	1,581,427	2,148,590
Grainger Trust PLC	1,199,400	3,597,087
Hammerson PLC	668,100	4,593,167
Hansteen Holdings PLC	1,987,900	2,750,856
Helical Bar PLC	1,107,335	4,098,983
Land Securities Group PLC	661,493	8,271,652
Safestore Holdings PLC	1,158,778	5,395,106
St. Modwen Properties PLC	510,925	2,048,424
Unite Group PLC	403,290	2,975,542
Workspace Group PLC	359,900	3,418,294

TOTAL UNITED KINGDOM		44,455,124

TOTAL COMMON STOCKS
(Cost $393,507,531)		357,463,321

Money Market Funds - 6.1%
Fidelity Cash Central Fund, 0.62% (d)	21,216,953	21,221,197
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	2,119,194	2,119,618
TOTAL MONEY MARKET FUNDS
(Cost $23,341,367)		23,340,815
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $416,848,898)		380,804,136
NET OTHER ASSETS (LIABILITIES) - 0.0%		98,049
NET ASSETS - 100%		$380,902,185

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$50,908
Fidelity Securities Lending Cash Central Fund	9,567
Total	$60,475

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$3,440,010	$1,529,174	$1,910,836	$--
Financials	5,895,251	5,895,251	--	--
Health Care	4,498,159	4,498,159	--	--
Industrials	1,913,552	1,913,552	--	--
Real Estate	341,716,349	299,445,714	42,270,635	--
Money Market Funds	23,340,815	23,340,815	--	--
Total Investments in Securities:	$380,804,136	$336,622,665	$44,181,471	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$56,089,126
Level 2 to Level 1	$80,084,917

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,018,309) — See accompanying schedule: Unaffiliated issuers (cost $393,507,531)	$357,463,321
Fidelity Central Funds (cost $23,341,367)	23,340,815
Total Investments (cost $416,848,898)		$380,804,136
Foreign currency held at value (cost $735,451)		735,451
Receivable for investments sold		2,314,326
Receivable for fund shares sold		168,867
Dividends receivable		484,104
Distributions receivable from Fidelity Central Funds		12,750
Prepaid expenses		1,980
Other receivables		1,172
Total assets		384,522,786
Liabilities
Payable for investments purchased
Regular delivery	$233,520
Delayed delivery	99,102
Payable for fund shares redeemed	752,245
Accrued management fee	223,013
Distribution and service plan fees payable	7,939
Other affiliated payables	103,631
Other payables and accrued expenses	81,906
Collateral on Securities Loaned	2,119,245
Total liabilities		3,620,601
Net Assets		$380,902,185
Net Assets consist of:
Paid in capital		$682,709,490
Undistributed net investment income		2,514,514
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(268,305,929)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(36,015,890)
Net Assets		$380,902,185
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($11,683,897 ÷ 1,219,876 shares)		$9.58
Maximum offering price per share (100/94.25 of $9.58)		$10.16
Class T:
Net Asset Value and redemption price per share ($3,779,678 ÷ 397,590 shares)		$9.51
Maximum offering price per share (100/96.50 of $9.51)		$9.85
Class C:
Net Asset Value and offering price per share ($4,582,571 ÷ 490,013 shares)(a)		$9.35
International Real Estate:
Net Asset Value, offering price and redemption price per share ($288,067,502 ÷ 29,731,175 shares)		$9.69
Class I:
Net Asset Value, offering price and redemption price per share ($72,788,537 ÷ 7,547,642 shares)		$9.64

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$4,966,870
Interest		85
Income from Fidelity Central Funds		60,475
Income before foreign taxes withheld		5,027,430
Less foreign taxes withheld		(217,509)
Total income		4,809,921
Expenses
Management fee	$1,482,205
Transfer agent fees	569,183
Distribution and service plan fees	52,293
Accounting and security lending fees	110,262
Custodian fees and expenses	59,334
Independent trustees' fees and expenses	4,684
Registration fees	36,641
Audit	30,735
Legal	3,566
Miscellaneous	13,341
Total expenses before reductions	2,362,244
Expense reductions	(1,961)	2,360,283
Net investment income (loss)		2,449,638
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(519,609)
Fidelity Central Funds	6,289
Foreign currency transactions	(153,522)
Total net realized gain (loss)		(666,842)
Change in net unrealized appreciation (depreciation) on: Investment securities	(24,805,067)
Assets and liabilities in foreign currencies	46,307
Total change in net unrealized appreciation (depreciation)		(24,758,760)
Net gain (loss)		(25,425,602)
Net increase (decrease) in net assets resulting from operations		$(22,975,964)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,449,638	$7,407,117
Net realized gain (loss)	(666,842)	12,425,339
Change in net unrealized appreciation (depreciation)	(24,758,760)	(8,927,967)
Net increase (decrease) in net assets resulting from operations	(22,975,964)	10,904,489
Distributions to shareholders from net investment income	(6,452,012)	(6,581,211)
Distributions to shareholders from net realized gain	(10,755,458)	(4,674,619)
Total distributions	(17,207,470)	(11,255,830)
Share transactions - net increase (decrease)	(42,808,333)	66,974,765
Redemption fees	16,431	83,155
Total increase (decrease) in net assets	(82,975,336)	66,706,579
Net Assets
Beginning of period	463,877,521	397,170,942
End of period	$380,902,185	$463,877,521
Other Information
Undistributed net investment income end of period	$2,514,514	$6,516,888

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Real Estate Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.46	$10.56	$10.85	$10.11	$8.37	$9.21
Income from Investment Operations
Net investment income (loss)A	.04	.15	.26B	.16	.14	.16
Net realized and unrealized gain (loss)	(.54)	.02	(.10)C	1.09	2.03	(.65)
Total from investment operations	(.50)	.17	.16	1.25	2.17	(.49)
Distributions from net investment income	(.13)	(.15)	(.14)	(.16)	(.17)	(.17)
Distributions from net realized gain	(.25)	(.12)	(.31)	(.35)	(.27)	(.18)
Total distributions	(.38)	(.27)	(.45)	(.51)	(.44)	(.35)
Redemption fees added to paid in capitalA	–D	–D	–D	–D	.01	–D
Net asset value, end of period	$9.58	$10.46	$10.56	$10.85	$10.11	$8.37
Total ReturnE,F,G	(4.91)%	1.75%	1.67%C	12.85%	26.94%	(4.88)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.35%J	1.35%	1.34%	1.38%	1.40%	1.44%
Expenses net of fee waivers, if any	1.35%J	1.35%	1.34%	1.38%	1.40%	1.44%
Expenses net of all reductions	1.35%J	1.33%	1.34%	1.38%	1.39%	1.37%
Net investment income (loss)	.91%J	1.51%	2.45%B	1.57%	1.51%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$11,684	$14,020	$17,162	$13,933	$13,173	$7,117
Portfolio turnover rateK	47%J	71%	82%	59%	78%	138%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.64%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Real Estate Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.39	$10.49	$10.76	$10.04	$8.32	$9.16
Income from Investment Operations
Net investment income (loss)A	.03	.12	.22B	.13	.12	.14
Net realized and unrealized gain (loss)	(.55)	.02	(.08)C	1.07	2.01	(.66)
Total from investment operations	(.52)	.14	.14	1.20	2.13	(.52)
Distributions from net investment income	(.12)	(.11)	(.10)	(.14)	(.15)	(.14)
Distributions from net realized gain	(.25)	(.12)	(.31)	(.35)	(.27)	(.18)
Total distributions	(.36)D	(.24)E	(.41)	(.48)F	(.42)	(.32)
Redemption fees added to paid in capitalA	–G	–G	–G	–G	.01	–G
Net asset value, end of period	$9.51	$10.39	$10.49	$10.76	$10.04	$8.32
Total ReturnH,I,J	(5.10)%	1.43%	1.49%C	12.50%	26.62%	(5.23)%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.65%M	1.66%	1.64%	1.66%	1.68%	1.72%
Expenses net of fee waivers, if any	1.65%M	1.66%	1.64%	1.66%	1.68%	1.70%
Expenses net of all reductions	1.65%M	1.64%	1.63%	1.65%	1.66%	1.63%
Net investment income (loss)	.61%M	1.20%	2.15%B	1.30%	1.23%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$3,780	$4,545	$4,939	$5,563	$5,081	$2,570
Portfolio turnover rateN	47%M	71%	82%	59%	78%	138%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .86%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.46%.

 D Total distributions of $.36 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.246 per share.

 E Total distributions of $.24 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.121 per share.

 F Total distributions of $.48 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.348 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Real Estate Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.21	$10.32	$10.60	$9.89	$8.21	$9.03
Income from Investment Operations
Net investment income (loss)A	.01	.07	.17B	.08	.07	.10
Net realized and unrealized gain (loss)	(.54)	.02	(.08)C	1.07	1.99	(.64)
Total from investment operations	(.53)	.09	.09	1.15	2.06	(.54)
Distributions from net investment income	(.09)	(.07)	(.07)	(.09)	(.12)	(.10)
Distributions from net realized gain	(.25)	(.12)	(.30)	(.35)	(.27)	(.18)
Total distributions	(.33)D	(.20)E	(.37)	(.44)	(.39)	(.28)
Redemption fees added to paid in capitalA	–F	–F	–F	–F	.01	–F
Net asset value, end of period	$9.35	$10.21	$10.32	$10.60	$9.89	$8.21
Total ReturnG,H,I	(5.29)%	.93%	.97%C	12.04%	25.96%	(5.68)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	2.10%L	2.10%	2.09%	2.13%	2.16%	2.19%
Expenses net of fee waivers, if any	2.10%L	2.10%	2.09%	2.13%	2.16%	2.19%
Expenses net of all reductions	2.10%L	2.09%	2.09%	2.13%	2.14%	2.12%
Net investment income (loss)	.16%L	.75%	1.70%B	.82%	.76%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$4,583	$5,668	$6,548	$6,504	$6,872	$3,164
Portfolio turnover rateM	47%L	71%	82%	59%	78%	138%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been .94%.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.246 per share.

 E Total distributions of $.20 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.121 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Real Estate Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.58	$10.68	$10.96	$10.21	$8.44	$9.30
Income from Investment Operations
Net investment income (loss)A	.06	.17	.28B	.19	.17	.18
Net realized and unrealized gain (loss)	(.56)	.02	(.09)C	1.09	2.05	(.67)
Total from investment operations	(.50)	.19	.19	1.28	2.22	(.49)
Distributions from net investment income	(.15)	(.17)	(.16)	(.18)	(.19)	(.19)
Distributions from net realized gain	(.25)	(.12)	(.31)	(.35)	(.27)	(.18)
Total distributions	(.39)D	(.29)	(.47)	(.53)	(.46)	(.37)
Redemption fees added to paid in capitalA	–E	–E	–E	–E	.01	–E
Net asset value, end of period	$9.69	$10.58	$10.68	$10.96	$10.21	$8.44
Total ReturnF,G	(4.80)%	1.94%	1.95%C	13.12%	27.31%	(4.76)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.12%J	1.13%	1.12%	1.13%	1.16%	1.19%
Expenses net of fee waivers, if any	1.12%J	1.13%	1.12%	1.13%	1.16%	1.19%
Expenses net of all reductions	1.12%J	1.11%	1.12%	1.13%	1.14%	1.12%
Net investment income (loss)	1.14%J	1.73%	2.67%B	1.82%	1.76%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$288,068	$341,407	$330,910	$342,960	$367,269	$251,543
Portfolio turnover rateK	47%J	71%	82%	59%	78%	138%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.38%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.92%.

 D Total distributions of $.39 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.246 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Real Estate Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.54	$10.64	$10.92	$10.18	$8.42	$9.28
Income from Investment Operations
Net investment income (loss)A	.06	.19	.29B	.19	.18	.18
Net realized and unrealized gain (loss)	(.56)	.02	(.09)C	1.09	2.03	(.67)
Total from investment operations	(.50)	.21	.20	1.28	2.21	(.49)
Distributions from net investment income	(.16)	(.19)	(.17)	(.19)	(.19)	(.20)
Distributions from net realized gain	(.25)	(.12)	(.31)	(.35)	(.27)	(.18)
Total distributions	(.40)D	(.31)	(.48)	(.54)	(.46)	(.37)E
Redemption fees added to paid in capitalA	–F	–F	–F	–F	.01	–F
Net asset value, end of period	$9.64	$10.54	$10.64	$10.92	$10.18	$8.42
Total ReturnG,H	(4.82)%	2.15%	2.01%C	13.16%	27.33%	(4.73)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.96%K	.97%	1.03%	1.12%	1.10%	1.19%
Expenses net of fee waivers, if any	.96%K	.97%	1.03%	1.12%	1.10%	1.19%
Expenses net of all reductions	.96%K	.96%	1.03%	1.12%	1.09%	1.12%
Net investment income (loss)	1.30%K	1.89%	2.76%B	1.84%	1.81%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$72,789	$98,238	$37,426	$7,336	$9,905	$1,947
Portfolio turnover rateL	47%K	71%	82%	59%	78%	138%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.46%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.98%.

 D Total distributions of $.40 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.246 per share.

 E Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.178 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017

1. Organization.

Fidelity International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Real Estate and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period August 1, 2015 through June 24, 2016.

In March 2017 the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales, and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$6,674,347
Gross unrealized depreciation	(48,820,032)
Net unrealized appreciation (depreciation) on securities	$(42,145,685)
Tax cost	$422,949,821

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(120,995,280)
2018	(136,599,532)
Total capital loss carryforward	$(257,594,812)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $94,606,965 and $138,811,506, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$16,017	$–
Class T	.25%	.25%	10,484	–
Class C	.75%	.25%	25,792	2,983
			$52,293	$2,983

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,723
Class T	355
$2,078

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$18,113.28
Class T	7,053.34
Class C	7,314.28
International Real Estate	476,325.30
Class I	60,378.14
	$569,183

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $12,132.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $714 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $9,567.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,957.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net investment income
Class A	$172,831	$220,611
Class T	49,722	53,575
Class C	46,498	45,822
International Real Estate	4,709,837	5,264,657
Class I	1,473,124	996,546
Total	$6,452,012	$6,581,211
From net realized gain
Class A	$324,553	$178,639
Class T	106,361	56,840
Class B	–	1,961
Class C	134,570	74,925
International Real Estate	7,881,767	3,759,826
Class I	2,308,207	602,428
Total	$10,755,458	$4,674,619

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Class A
Shares sold	65,228	387,575	$640,662	$3,855,747
Reinvestment of distributions	48,795	39,152	481,116	385,738
Shares redeemed	(234,205)	(711,456)	(2,266,193)	(7,101,048)
Net increase (decrease)	(120,182)	(284,729)	$(1,144,415)	$(2,859,563)
Class T
Shares sold	12,837	42,582	$124,428	$420,894
Reinvestment of distributions	15,081	10,619	147,798	103,984
Shares redeemed	(67,916)	(86,660)	(647,357)	(840,739)
Net increase (decrease)	(39,998)	(33,459)	$(375,131)	$(315,861)
Class B
Shares sold	–	240	$–	$2,446
Reinvestment of distributions	–	188	–	1,839
Shares redeemed	–	(18,347)	–	(179,998)
Net increase (decrease)	–	(17,919)	$–	$(175,713)
Class C
Shares sold	40,559	87,880	$394,986	$860,561
Reinvestment of distributions	16,794	11,276	162,226	108,810
Shares redeemed	(122,207)	(178,807)	(1,160,000)	(1,748,358)
Net increase (decrease)	(64,854)	(79,651)	$(602,788)	$(778,987)
International Real Estate
Shares sold	2,317,444	7,393,898	$23,003,504	$74,221,755
Reinvestment of distributions	1,216,426	866,374	12,127,770	8,622,838
Shares redeemed	(6,061,443)	(6,986,922)	(58,960,485)	(70,200,303)
Net increase (decrease)	(2,527,573)	1,273,350	$(23,829,211)	$12,644,290
Class I
Shares sold	1,718,057	8,825,489	$16,546,983	$88,480,695
Reinvestment of distributions	86,835	52,241	861,404	517,293
Shares redeemed	(3,579,757)	(3,072,766)	(34,265,175)	(30,537,389)
Net increase (decrease)	(1,774,865)	5,804,964	$(16,856,788)	$58,460,599

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 15% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Class A	1.35%
Actual		$1,000.00	$950.90	$6.64
Hypothetical-C		$1,000.00	$1,018.40	$6.87
Class T	1.65%
Actual		$1,000.00	$949.00	$8.11
Hypothetical-C		$1,000.00	$1,016.89	$8.39
Class C	2.10%
Actual		$1,000.00	$947.10	$10.31
Hypothetical-C		$1,000.00	$1,014.62	$10.66
International Real Estate	1.12%
Actual		$1,000.00	$952.00	$5.51
Hypothetical-C		$1,000.00	$1,019.56	$5.70
Class I	.96%
Actual		$1,000.00	$951.80	$4.72
Hypothetical-C		$1,000.00	$1,020.37	$4.89

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Real Estate Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. SelectCo and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing of the Investment Advisers as it relates to the fund, including the backgrounds of investment personnel of SelectCo, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that in 2014 the ad hoc Committee on Transfer Agency Fees was formed by it and the boards of certain other Fidelity funds to review the variety of transfer agency services and fee structures throughout the mutual fund industry compared to Fidelity's.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vii) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; and (x) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of SelectCo about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors, including the following: general market conditions; issuer-specific information; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2016.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' analysis of the competitiveness of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity International Real Estate Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2016.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A and Class I ranked below the competitive median for the 12-month period ended June 30, 2016, the total expense ratio of the retail class ranked equal to the competitive median for the 12-month period ended June 30, 2016, and the total expense ratio of each of Class C and Class T ranked above the competitive median for the 12-month period ended June 30, 2016. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that Class T and Class C are above the total expense median as a result of higher transfer agent fees due to relatively small average account sizes. The Board also noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of the fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the profitability analysis used by Fidelity. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under SelectCo's management plus assets under FMR's management). SelectCo calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total group assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability; (iv) comparisons to institutional products; (v) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's long-term expectations for its offerings in the workplace investing channel; (vii) the competitive positioning of the Fidelity variable insurance product funds; (viii) the methodology with respect to competitive fund data and peer group classifications; (ix) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of an internal reorganization, the increased use of omnibus accounts and lower pricing in the retirement channel; (x) fluctuations in trading expenses; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

AIRE-SANN-0317
1.843182.109

Fidelity® International Real Estate Fund Semi-Annual Report January 31, 2017

Contents

Investment Summary
Investments
Financial Statements
Notes to Financial Statements
Shareholder Expense Example
Board Approval of Investment Advisory Contracts and Management Fees

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2017 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-Q. Forms N-Q are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-Q may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Investment Summary (Unaudited)

Top Ten Stocks as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
Mitsubishi Estate Co. Ltd.	6.4	6.3
Vonovia SE	4.8	4.0
Mitsui Fudosan Co. Ltd.	4.6	4.1
Cheung Kong Property Holdings Ltd.	3.5	4.5
Westfield Corp. unit	3.2	2.9
LEG Immobilien AG	2.9	1.0
Wing Tai Holdings Ltd.	2.8	2.2
Henderson Land Development Co. Ltd.	2.4	1.8
UOL Group Ltd.	2.3	3.0
Olav Thon Eiendomsselskap A/S	2.3	2.0
	35.2

Top Five Countries as of January 31, 2017

(excluding cash equivalents)	% of fund's net assets	% of fund's net assets 6 months ago
Japan	21.0	19.7
United Kingdom	11.7	11.4
Australia	10.7	10.3
Germany	9.0	7.3
Singapore	7.3	7.3

Top Five REIT Sectors as of January 31, 2017

	% of fund's net assets	% of fund's net assets 6 months ago
REITs - Management/Investment	14.4	15.5
REITs - Health Care	4.2	3.4
REITs - Apartments	4.2	3.3
REITs - Diversified	3.0	4.6
REITs - Shopping Centers	2.3	3.0

Asset Allocation (% of fund's net assets)

As of January 31, 2017*
Stocks	93.9%
Short-Term Investments and Net Other Assets (Liabilities)	6.1%

 * Foreign investments - 93.9%

As of July 31, 2016*
Stocks	92.1%
Short-Term Investments and Net Other Assets (Liabilities)	7.9%

 * Foreign investments - 92.1%

Investments January 31, 2017 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 93.9%
	Shares	Value
Australia - 10.7%
360 Capital Group Ltd. unit	2,763,264	$1,886,093
Abacus Property Group unit	2,576,289	5,490,340
ALE Property Group	309,163	1,019,941
Arena (REIT) unit	2,026,022	2,873,321
Mirvac Group unit	5,560,755	8,561,071
National Storage (REIT) unit	2,472,350	2,709,419
Propertylink Group unit	6,825,900	3,960,223
Rural Funds Group unit	1,373,787	1,771,196
Westfield Corp. unit (a)	1,842,196	12,280,698

TOTAL AUSTRALIA		40,552,302

Austria - 2.2%
Buwog-Gemeinnuetzige Wohnung	346,675	8,263,123
Belgium - 0.8%
Warehouses de Pauw	34,954	3,169,559
Bermuda - 4.4%
Great Eagle Holdings Ltd.	400,080	1,819,697
Hongkong Land Holdings Ltd.	1,010,200	6,818,850
Tai Cheung Holdings Ltd.	8,751,000	7,969,830

TOTAL BERMUDA		16,608,377

Cayman Islands - 3.5%
Cheung Kong Property Holdings Ltd.	2,035,500	13,379,101
France - 3.6%
Altarea SCA	40,811	7,714,114
Societe Fonciere Lyonnaise SA	115,347	6,031,608

TOTAL FRANCE		13,745,722

Germany - 9.0%
alstria office REIT-AG	381,700	4,765,302
LEG Immobilien AG	140,993	11,058,993
Vonovia SE	559,690	18,288,691

TOTAL GERMANY		34,112,986

Greece - 0.2%
Grivalia Properties REIC	107,591	922,187
Hong Kong - 5.5%
Henderson Land Development Co. Ltd.	1,642,000	9,063,743
Hysan Development Co. Ltd.	621,703	2,833,378
Magnificent Hotel Investment Ltd.	83,433,000	1,910,836
Sino Land Ltd.	4,360,394	7,204,886

TOTAL HONG KONG		21,012,843

Ireland - 1.3%
Dalata Hotel Group PLC (a)	330,200	1,529,174
Hibernia (REIT) PLC	2,642,329	3,471,364

TOTAL IRELAND		5,000,538

Israel - 0.9%
Azrieli Group	70,900	3,235,081
Italy - 0.5%
Immobiliare Grande Distribuzione SpA	2,584,188	1,941,583
Japan - 21.0%
Advance Residence Investment Corp.	2,885	7,611,739
Comforia Residential REIT, Inc. (b)(c)	1,985	4,433,770
Daibiru Corp.	216,400	1,964,485
Goldcrest Co. Ltd.	215,100	3,821,545
Ichigo, Inc.	398,600	1,295,600
Japan Rental Housing Investment, Inc.	4,959	3,627,787
Japan Senior Living Investment Corp.	3,813	4,910,196
Kenedix, Inc.	1,040,400	3,897,699
Kyushu Railway Co.	71,400	1,935,028
Mitsubishi Estate Co. Ltd.	1,275,000	24,419,341
Mitsui Fudosan Co. Ltd.	756,000	17,519,033
Ship Healthcare Holdings, Inc.	37,000	981,445
Tokyu Fudosan Holdings Corp.	282,700	1,654,988
Uchiyama Holdings Co. Ltd.	508,900	1,983,137

TOTAL JAPAN		80,055,793

Mexico - 0.1%
Corporacion Inmobiliaria Vesta S.A.B. de CV	358,662	395,924
Netherlands - 0.6%
VastNed Retail NV	59,033	2,177,203
New Zealand - 0.9%
Arvida Group Ltd.	1,559,848	1,533,577
Auckland International Airport Ltd.	381,299	1,913,552

TOTAL NEW ZEALAND		3,447,129

Norway - 2.7%
Olav Thon Eiendomsselskap A/S	458,380	8,780,747
Selvaag Bolig ASA	305,400	1,469,969

TOTAL NORWAY		10,250,716

Singapore - 7.3%
Parkway Life REIT	4,822,500	8,314,950
UOL Group Ltd.	1,985,322	8,973,286
Wing Tai Holdings Ltd.	8,686,281	10,693,368

TOTAL SINGAPORE		27,981,604

Spain - 1.8%
Inmobiliaria Colonial SA	943,770	6,923,763
Sweden - 3.8%
D. Carnegie & Co. AB (a)	293,800	3,694,710
Hufvudstaden AB Series A	195,550	3,116,424
Klovern AB (B Shares)	1,498,691	1,578,859
Kungsleden AB	315,700	2,033,782
Victoria Park AB	848,400	2,182,323
Wallenstam AB (B Shares)	248,300	1,950,156

TOTAL SWEDEN		14,556,254

Switzerland - 1.4%
PSP Swiss Property AG	58,765	5,276,409
United Kingdom - 11.7%
Assura PLC	4,011,393	2,624,093
Big Yellow Group PLC	292,700	2,533,330
Empiric Student Property PLC	1,581,427	2,148,590
Grainger Trust PLC	1,199,400	3,597,087
Hammerson PLC	668,100	4,593,167
Hansteen Holdings PLC	1,987,900	2,750,856
Helical Bar PLC	1,107,335	4,098,983
Land Securities Group PLC	661,493	8,271,652
Safestore Holdings PLC	1,158,778	5,395,106
St. Modwen Properties PLC	510,925	2,048,424
Unite Group PLC	403,290	2,975,542
Workspace Group PLC	359,900	3,418,294

TOTAL UNITED KINGDOM		44,455,124

TOTAL COMMON STOCKS
(Cost $393,507,531)		357,463,321

Money Market Funds - 6.1%
Fidelity Cash Central Fund, 0.62% (d)	21,216,953	21,221,197
Fidelity Securities Lending Cash Central Fund 0.65% (d)(e)	2,119,194	2,119,618
TOTAL MONEY MARKET FUNDS
(Cost $23,341,367)		23,340,815
TOTAL INVESTMENT PORTFOLIO - 100.0%
(Cost $416,848,898)		380,804,136
NET OTHER ASSETS (LIABILITIES) - 0.0%		98,049
NET ASSETS - 100%		$380,902,185

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Security or a portion of the security is on loan at period end.

 (c) Security or a portion of the security purchased on a delayed delivery or when-issued basis.

 (d) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (e) Investment made with cash collateral received from securities on loan.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$50,908
Fidelity Securities Lending Cash Central Fund	9,567
Total	$60,475

Investment Valuation

The following is a summary of the inputs used, as of January 31, 2017, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
Equities:
Consumer Discretionary	$3,440,010	$1,529,174	$1,910,836	$--
Financials	5,895,251	5,895,251	--	--
Health Care	4,498,159	4,498,159	--	--
Industrials	1,913,552	1,913,552	--	--
Real Estate	341,716,349	299,445,714	42,270,635	--
Money Market Funds	23,340,815	23,340,815	--	--
Total Investments in Securities:	$380,804,136	$336,622,665	$44,181,471	$--

The following is a summary of transfers between Level 1 and Level 2 for the period ended January 31, 2017. Transfers are assumed to have occurred at the beginning of the period, and are primarily attributable to the valuation techniques used for foreign equity securities, as discussed in the accompanying Notes to Financial Statements:

Transfers	Total
Level 1 to Level 2	$56,089,126
Level 2 to Level 1	$80,084,917

See accompanying notes which are an integral part of the financial statements.

Financial Statements

Statement of Assets and Liabilities

		January 31, 2017 (Unaudited)
Assets
Investment in securities, at value (including securities loaned of $2,018,309) — See accompanying schedule: Unaffiliated issuers (cost $393,507,531)	$357,463,321
Fidelity Central Funds (cost $23,341,367)	23,340,815
Total Investments (cost $416,848,898)		$380,804,136
Foreign currency held at value (cost $735,451)		735,451
Receivable for investments sold		2,314,326
Receivable for fund shares sold		168,867
Dividends receivable		484,104
Distributions receivable from Fidelity Central Funds		12,750
Prepaid expenses		1,980
Other receivables		1,172
Total assets		384,522,786
Liabilities
Payable for investments purchased
Regular delivery	$233,520
Delayed delivery	99,102
Payable for fund shares redeemed	752,245
Accrued management fee	223,013
Distribution and service plan fees payable	7,939
Other affiliated payables	103,631
Other payables and accrued expenses	81,906
Collateral on Securities Loaned	2,119,245
Total liabilities		3,620,601
Net Assets		$380,902,185
Net Assets consist of:
Paid in capital		$682,709,490
Undistributed net investment income		2,514,514
Accumulated undistributed net realized gain (loss) on investments and foreign currency transactions		(268,305,929)
Net unrealized appreciation (depreciation) on investments and assets and liabilities in foreign currencies		(36,015,890)
Net Assets		$380,902,185
Calculation of Maximum Offering Price
Class A:
Net Asset Value and redemption price per share ($11,683,897 ÷ 1,219,876 shares)		$9.58
Maximum offering price per share (100/94.25 of $9.58)		$10.16
Class T:
Net Asset Value and redemption price per share ($3,779,678 ÷ 397,590 shares)		$9.51
Maximum offering price per share (100/96.50 of $9.51)		$9.85
Class C:
Net Asset Value and offering price per share ($4,582,571 ÷ 490,013 shares)(a)		$9.35
International Real Estate:
Net Asset Value, offering price and redemption price per share ($288,067,502 ÷ 29,731,175 shares)		$9.69
Class I:
Net Asset Value, offering price and redemption price per share ($72,788,537 ÷ 7,547,642 shares)		$9.64

 (a) Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.

See accompanying notes which are an integral part of the financial statements.

Statement of Operations

		Six months ended January 31, 2017 (Unaudited)
Investment Income
Dividends		$4,966,870
Interest		85
Income from Fidelity Central Funds		60,475
Income before foreign taxes withheld		5,027,430
Less foreign taxes withheld		(217,509)
Total income		4,809,921
Expenses
Management fee	$1,482,205
Transfer agent fees	569,183
Distribution and service plan fees	52,293
Accounting and security lending fees	110,262
Custodian fees and expenses	59,334
Independent trustees' fees and expenses	4,684
Registration fees	36,641
Audit	30,735
Legal	3,566
Miscellaneous	13,341
Total expenses before reductions	2,362,244
Expense reductions	(1,961)	2,360,283
Net investment income (loss)		2,449,638
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(519,609)
Fidelity Central Funds	6,289
Foreign currency transactions	(153,522)
Total net realized gain (loss)		(666,842)
Change in net unrealized appreciation (depreciation) on: Investment securities	(24,805,067)
Assets and liabilities in foreign currencies	46,307
Total change in net unrealized appreciation (depreciation)		(24,758,760)
Net gain (loss)		(25,425,602)
Net increase (decrease) in net assets resulting from operations		$(22,975,964)

See accompanying notes which are an integral part of the financial statements.

Statement of Changes in Net Assets

	Six months ended January 31, 2017 (Unaudited)	Year ended July 31, 2016
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$2,449,638	$7,407,117
Net realized gain (loss)	(666,842)	12,425,339
Change in net unrealized appreciation (depreciation)	(24,758,760)	(8,927,967)
Net increase (decrease) in net assets resulting from operations	(22,975,964)	10,904,489
Distributions to shareholders from net investment income	(6,452,012)	(6,581,211)
Distributions to shareholders from net realized gain	(10,755,458)	(4,674,619)
Total distributions	(17,207,470)	(11,255,830)
Share transactions - net increase (decrease)	(42,808,333)	66,974,765
Redemption fees	16,431	83,155
Total increase (decrease) in net assets	(82,975,336)	66,706,579
Net Assets
Beginning of period	463,877,521	397,170,942
End of period	$380,902,185	$463,877,521
Other Information
Undistributed net investment income end of period	$2,514,514	$6,516,888

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Real Estate Fund Class A

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.46	$10.56	$10.85	$10.11	$8.37	$9.21
Income from Investment Operations
Net investment income (loss)A	.04	.15	.26B	.16	.14	.16
Net realized and unrealized gain (loss)	(.54)	.02	(.10)C	1.09	2.03	(.65)
Total from investment operations	(.50)	.17	.16	1.25	2.17	(.49)
Distributions from net investment income	(.13)	(.15)	(.14)	(.16)	(.17)	(.17)
Distributions from net realized gain	(.25)	(.12)	(.31)	(.35)	(.27)	(.18)
Total distributions	(.38)	(.27)	(.45)	(.51)	(.44)	(.35)
Redemption fees added to paid in capitalA	–D	–D	–D	–D	.01	–D
Net asset value, end of period	$9.58	$10.46	$10.56	$10.85	$10.11	$8.37
Total ReturnE,F,G	(4.91)%	1.75%	1.67%C	12.85%	26.94%	(4.88)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.35%J	1.35%	1.34%	1.38%	1.40%	1.44%
Expenses net of fee waivers, if any	1.35%J	1.35%	1.34%	1.38%	1.40%	1.44%
Expenses net of all reductions	1.35%J	1.33%	1.34%	1.38%	1.39%	1.37%
Net investment income (loss)	.91%J	1.51%	2.45%B	1.57%	1.51%	2.09%
Supplemental Data
Net assets, end of period (000 omitted)	$11,684	$14,020	$17,162	$13,933	$13,173	$7,117
Portfolio turnover rateK	47%J	71%	82%	59%	78%	138%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.15%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.64%.

 D Amount represents less than $.005 per share.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Total returns do not include the effect of the sales charges.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Real Estate Fund Class T

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.39	$10.49	$10.76	$10.04	$8.32	$9.16
Income from Investment Operations
Net investment income (loss)A	.03	.12	.22B	.13	.12	.14
Net realized and unrealized gain (loss)	(.55)	.02	(.08)C	1.07	2.01	(.66)
Total from investment operations	(.52)	.14	.14	1.20	2.13	(.52)
Distributions from net investment income	(.12)	(.11)	(.10)	(.14)	(.15)	(.14)
Distributions from net realized gain	(.25)	(.12)	(.31)	(.35)	(.27)	(.18)
Total distributions	(.36)D	(.24)E	(.41)	(.48)F	(.42)	(.32)
Redemption fees added to paid in capitalA	–G	–G	–G	–G	.01	–G
Net asset value, end of period	$9.51	$10.39	$10.49	$10.76	$10.04	$8.32
Total ReturnH,I,J	(5.10)%	1.43%	1.49%C	12.50%	26.62%	(5.23)%
Ratios to Average Net AssetsK,L
Expenses before reductions	1.65%M	1.66%	1.64%	1.66%	1.68%	1.72%
Expenses net of fee waivers, if any	1.65%M	1.66%	1.64%	1.66%	1.68%	1.70%
Expenses net of all reductions	1.65%M	1.64%	1.63%	1.65%	1.66%	1.63%
Net investment income (loss)	.61%M	1.20%	2.15%B	1.30%	1.23%	1.83%
Supplemental Data
Net assets, end of period (000 omitted)	$3,780	$4,545	$4,939	$5,563	$5,081	$2,570
Portfolio turnover rateN	47%M	71%	82%	59%	78%	138%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .86%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.46%.

 D Total distributions of $.36 per share is comprised of distributions from net investment income of $.115 and distributions from net realized gain of $.246 per share.

 E Total distributions of $.24 per share is comprised of distributions from net investment income of $.114 and distributions from net realized gain of $.121 per share.

 F Total distributions of $.48 per share is comprised of distributions from net investment income of $.136 and distributions from net realized gain of $.348 per share.

 G Amount represents less than $.005 per share.

 H Total returns for periods of less than one year are not annualized.

 I Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 J Total returns do not include the effect of the sales charges.

 K Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 L Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 M Annualized

 N Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Real Estate Fund Class C

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.21	$10.32	$10.60	$9.89	$8.21	$9.03
Income from Investment Operations
Net investment income (loss)A	.01	.07	.17B	.08	.07	.10
Net realized and unrealized gain (loss)	(.54)	.02	(.08)C	1.07	1.99	(.64)
Total from investment operations	(.53)	.09	.09	1.15	2.06	(.54)
Distributions from net investment income	(.09)	(.07)	(.07)	(.09)	(.12)	(.10)
Distributions from net realized gain	(.25)	(.12)	(.30)	(.35)	(.27)	(.18)
Total distributions	(.33)D	(.20)E	(.37)	(.44)	(.39)	(.28)
Redemption fees added to paid in capitalA	–F	–F	–F	–F	.01	–F
Net asset value, end of period	$9.35	$10.21	$10.32	$10.60	$9.89	$8.21
Total ReturnG,H,I	(5.29)%	.93%	.97%C	12.04%	25.96%	(5.68)%
Ratios to Average Net AssetsJ,K
Expenses before reductions	2.10%L	2.10%	2.09%	2.13%	2.16%	2.19%
Expenses net of fee waivers, if any	2.10%L	2.10%	2.09%	2.13%	2.16%	2.19%
Expenses net of all reductions	2.10%L	2.09%	2.09%	2.13%	2.14%	2.12%
Net investment income (loss)	.16%L	.75%	1.70%B	.82%	.76%	1.34%
Supplemental Data
Net assets, end of period (000 omitted)	$4,583	$5,668	$6,548	$6,504	$6,872	$3,164
Portfolio turnover rateM	47%L	71%	82%	59%	78%	138%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.13 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been .41%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been .94%.

 D Total distributions of $.33 per share is comprised of distributions from net investment income of $.085 and distributions from net realized gain of $.246 per share.

 E Total distributions of $.20 per share is comprised of distributions from net investment income of $.074 and distributions from net realized gain of $.121 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Total returns do not include the effect of the contingent deferred sales charge.

 J Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 K Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 L Annualized

 M Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Real Estate Fund

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.58	$10.68	$10.96	$10.21	$8.44	$9.30
Income from Investment Operations
Net investment income (loss)A	.06	.17	.28B	.19	.17	.18
Net realized and unrealized gain (loss)	(.56)	.02	(.09)C	1.09	2.05	(.67)
Total from investment operations	(.50)	.19	.19	1.28	2.22	(.49)
Distributions from net investment income	(.15)	(.17)	(.16)	(.18)	(.19)	(.19)
Distributions from net realized gain	(.25)	(.12)	(.31)	(.35)	(.27)	(.18)
Total distributions	(.39)D	(.29)	(.47)	(.53)	(.46)	(.37)
Redemption fees added to paid in capitalA	–E	–E	–E	–E	.01	–E
Net asset value, end of period	$9.69	$10.58	$10.68	$10.96	$10.21	$8.44
Total ReturnF,G	(4.80)%	1.94%	1.95%C	13.12%	27.31%	(4.76)%
Ratios to Average Net AssetsH,I
Expenses before reductions	1.12%J	1.13%	1.12%	1.13%	1.16%	1.19%
Expenses net of fee waivers, if any	1.12%J	1.13%	1.12%	1.13%	1.16%	1.19%
Expenses net of all reductions	1.12%J	1.11%	1.12%	1.13%	1.14%	1.12%
Net investment income (loss)	1.14%J	1.73%	2.67%B	1.82%	1.76%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$288,068	$341,407	$330,910	$342,960	$367,269	$251,543
Portfolio turnover rateK	47%J	71%	82%	59%	78%	138%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.38%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.92%.

 D Total distributions of $.39 per share is comprised of distributions from net investment income of $.147 and distributions from net realized gain of $.246 per share.

 E Amount represents less than $.005 per share.

 F Total returns for periods of less than one year are not annualized.

 G Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 H Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 I Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 J Annualized

 K Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Financial Highlights — Fidelity International Real Estate Fund Class I

	Six months ended (Unaudited) January 31,	Years ended July 31,
	2017	2016	2015	2014	2013	2012
Selected Per–Share Data
Net asset value, beginning of period	$10.54	$10.64	$10.92	$10.18	$8.42	$9.28
Income from Investment Operations
Net investment income (loss)A	.06	.19	.29B	.19	.18	.18
Net realized and unrealized gain (loss)	(.56)	.02	(.09)C	1.09	2.03	(.67)
Total from investment operations	(.50)	.21	.20	1.28	2.21	(.49)
Distributions from net investment income	(.16)	(.19)	(.17)	(.19)	(.19)	(.20)
Distributions from net realized gain	(.25)	(.12)	(.31)	(.35)	(.27)	(.18)
Total distributions	(.40)D	(.31)	(.48)	(.54)	(.46)	(.37)E
Redemption fees added to paid in capitalA	–F	–F	–F	–F	.01	–F
Net asset value, end of period	$9.64	$10.54	$10.64	$10.92	$10.18	$8.42
Total ReturnG,H	(4.82)%	2.15%	2.01%C	13.16%	27.33%	(4.73)%
Ratios to Average Net AssetsI,J
Expenses before reductions	.96%K	.97%	1.03%	1.12%	1.10%	1.19%
Expenses net of fee waivers, if any	.96%K	.97%	1.03%	1.12%	1.10%	1.19%
Expenses net of all reductions	.96%K	.96%	1.03%	1.12%	1.09%	1.12%
Net investment income (loss)	1.30%K	1.89%	2.76%B	1.84%	1.81%	2.34%
Supplemental Data
Net assets, end of period (000 omitted)	$72,789	$98,238	$37,426	$7,336	$9,905	$1,947
Portfolio turnover rateL	47%K	71%	82%	59%	78%	138%

 A Calculated based on average shares outstanding during the period.

 B Net Investment income per share reflects a large, non-recurring dividend which amounted to $.14 per share. Excluding this non-recurring dividend, the ratio of net investment income (loss) to average net assets would have been 1.46%.

 C Amount includes a reimbursement from the investment adviser for an operational error which amounted to less than $.01 per share. Excluding this reimbursement, the total return would have been 1.98%.

 D Total distributions of $.40 per share is comprised of distributions from net investment income of $.157 and distributions from net realized gain of $.246 per share.

 E Total distributions of $.37 per share is comprised of distributions from net investment income of $.195 and distributions from net realized gain of $.178 per share.

 F Amount represents less than $.005 per share.

 G Total returns for periods of less than one year are not annualized.

 H Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 I Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 J Expense ratios reflect operating expenses of the class. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from brokerage service arrangements or reductions from other expense offset arrangements and do not represent the amount paid by the class during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from brokerage service arrangements or other expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the class.

 K Annualized

 L Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the financial statements.

Notes to Financial Statements (Unaudited)

For the period ended January 31, 2017

1. Organization.

Fidelity International Real Estate Fund (the Fund) is a non-diversified fund of Fidelity Select Portfolios (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. The Fund offers Class A, Class T, Class C, International Real Estate and Class I shares, each of which has equal rights as to assets and voting privileges. Each class has exclusive voting rights with respect to matters that affect that class.

After the close of business on June 24, 2016, all outstanding Class B shares were converted to Class A shares. All current fiscal period dollar and share amounts for Class B presented in the Notes to Financial Statements are for the period August 1, 2015 through June 24, 2016.

In March 2017 the Board of Trustees approved a change in the name of Class T to Class M effective after the close of business on March 24, 2017.

2. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date are less than .005%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds are available on the SEC website or upon request.

3. Significant Accounting Policies.

The financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the financial statements were issued have been evaluated in the preparation of the financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. Utilizing these techniques may result in transfers between Level 1 and Level 2. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy. The U.S. dollar value of foreign currency contracts is determined using currency exchange rates supplied by a pricing service and are categorized as Level 2 in the hierarchy.

Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of January 31, 2017, including information on transfers between Levels 1 and 2, is included at the end of the Fund's Schedule of Investments.

Foreign Currency. The Fund may use foreign currency contracts to facilitate transactions in foreign-denominated securities. Gains and losses from these transactions may arise from changes in the value of the foreign currency or if the counterparties do not perform under the contracts' terms.

Foreign-denominated assets, including investment securities, and liabilities are translated into U.S. dollars at the exchange rates at period end. Purchases and sales of investment securities, income and dividends received and expenses denominated in foreign currencies are translated into U.S. dollars at the exchange rate in effect on the transaction date.

The effects of exchange rate fluctuations on investments are included with the net realized and unrealized gain (loss) on investment securities. Other foreign currency transactions resulting in realized and unrealized gain (loss) are disclosed separately.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Dividend income is recorded on the ex-dividend date, except for certain dividends from foreign securities where the ex-dividend date may have passed, which are recorded as soon as the Fund is informed of the ex-dividend date. Non-cash dividends included in dividend income, if any, are recorded at the fair market value of the securities received. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent and distribution and service plan fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction. Foreign taxes are provided for based on the Fund's understanding of the tax rules and rates that exist in the foreign markets in which it invests.

Distributions are declared and recorded on the ex-dividend date. Income dividends and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to foreign currency transactions, certain foreign taxes, passive foreign investment companies (PFIC), capital loss carryforwards, and losses deferred due to wash sales, and excise tax regulations.

The federal tax cost of investment securities and unrealized appreciation (depreciation) as of period end on an unconsolidated basis were as follows:

Gross unrealized appreciation	$6,674,347
Gross unrealized depreciation	(48,820,032)
Net unrealized appreciation (depreciation) on securities	$(42,145,685)
Tax cost	$422,949,821

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of prior fiscal period end and is subject to adjustment.

Fiscal year of expiration
2017	$(120,995,280)
2018	(136,599,532)
Total capital loss carryforward	$(257,594,812)

Short-Term Trading (Redemption) Fees. Shares held by investors in the Fund less than 90 days may have been subject to a redemption fee equal to 1.50% of the NAV of shares redeemed. All redemption fees, which reduce the proceeds of the shareholder redemption, are retained by the Fund and accounted for as an addition to paid in capital.

Delayed Delivery Transactions and When-Issued Securities. During the period, the Fund transacted in securities on a delayed delivery or when-issued basis. Payment and delivery may take place after the customary settlement period for that security. The price of the underlying securities and the date when the securities will be delivered and paid for are fixed at the time the transaction is negotiated. The securities purchased on a delayed delivery or when-issued basis are identified as such in the Fund's Schedule of Investments. With respect to purchase commitments, the Fund identifies securities as segregated in its records with a value at least equal to the amount of the commitment. Losses may arise due to changes in the value of the underlying securities or if the counterparty does not perform under the contract's terms, or if the issuer does not issue the securities due to political, economic, or other factors.

4. Purchases and Sales of Investments.

Purchases and sales of securities, other than short-term securities, aggregated $94,606,965 and $138,811,506, respectively.

5. Fees and Other Transactions with Affiliates.

Management Fee. Fidelity SelectCo, LLC (the investment adviser) and its affiliates provide the Fund with investment management related services for which the Fund pays a monthly management fee. The management fee is the sum of an individual fund fee rate that is based on an annual rate of .45% of the Fund's average net assets and an annualized group fee rate that averaged .25% during the period. The group fee rate is based upon the average net assets of all the mutual funds advised by Fidelity Management & Research Company (FMR) and the investment adviser. The group fee rate decreases as assets under management increase and increases as assets under management decrease. For the reporting period, the total annualized management fee rate was .70% of the Fund's average net assets.

Distribution and Service Plan Fees. In accordance with Rule 12b-1 of the 1940 Act, the Fund has adopted separate Distribution and Service Plans for each class of shares. Certain classes pay Fidelity Distributors Corporation (FDC), an affiliate of the investment adviser, separate Distribution and Service Fees, each of which is based on an annual percentage of each class' average net assets. In addition, FDC may pay financial intermediaries for selling shares of the Fund and providing shareholder support services. For the period, the Distribution and Service Fee rates, total fees and amounts retained by FDC were as follows:

	Distribution Fee	Service Fee	Total Fees	Retained by FDC
Class A	-%	.25%	$16,017	$–
Class T	.25%	.25%	10,484	–
Class C	.75%	.25%	25,792	2,983
			$52,293	$2,983

Sales Load. FDC may receive a front-end sales charge of up to 5.75% for selling Class A shares and 3.50% for selling Class T shares, some of which is paid to financial intermediaries for selling shares of the Fund. Depending on the holding period, FDC may receive contingent deferred sales charges levied on Class A, Class T, Class B and Class C redemptions. The deferred sales charges range from 5.00% to 1.00% for Class B shares, 1.00% for Class C shares, 1.00% for certain purchases of Class A shares and .25% for certain purchases of Class T shares.

For the period, sales charge amounts retained by FDC were as follows:

Retained by FDC
Class A	$1,723
Class T	355
$2,078

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of the investment adviser, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives account fees and asset-based fees that vary according to the account size and type of account of the shareholders of the respective classes of the Fund. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each class were as follows:

	Amount	% of Class-Level Average Net Assets(a)
Class A	$18,113.28
Class T	7,053.34
Class C	7,314.28
International Real Estate	476,325.30
Class I	60,378.14
	$569,183

 (a) Annualized

Accounting and Security Lending Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The accounting fee is based on the level of average net assets for each month. Under a separate contract, FSC administers the security lending program. The security lending fee is based on the number and duration of lending transactions.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act. Interfund trades are included within the respective purchases and sales amounts shown in the Purchases and Sales of Investments note.

Other. During the period, the investment adviser reimbursed the Fund for certain losses in the amount of $12,132.

6. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $714 and is reflected in Miscellaneous expenses on the Statement of Operations. During the period, the Fund did not borrow on this line of credit.

7. Security Lending.

The Fund lends portfolio securities through a lending agent from time to time in order to earn additional income. On the settlement date of the loan, the Fund receives collateral (in the form of U.S. Treasury obligations, letters of credit and/or cash) against the loaned securities and maintains collateral in an amount not less than 100% of the market value of the loaned securities during the period of the loan. The market value of the loaned securities is determined at the close of business of the Fund and any additional required collateral is delivered to the Fund on the next business day. The Fund or borrower may terminate the loan at any time, and if the borrower defaults on its obligation to return the securities loaned because of insolvency or other reasons, the Fund may apply collateral received from the borrower against the obligation. The Fund may experience delays and costs in recovering the securities loaned. Any cash collateral received is invested in the Fidelity Securities Lending Cash Central Fund. The value of loaned securities and cash collateral at period end are disclosed on the Fund's Statement of Assets and Liabilities. Security lending income represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities. Security lending income is presented in the Statement of Operations as a component of income from Fidelity Central Funds. Total security lending income during the period amounted to $9,567.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4.

In addition, during the period the investment adviser reimbursed and/or waived a portion of fund-level operating expenses in the amount of $1,957.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Six months ended January 31, 2017	Year ended July 31, 2016
From net investment income
Class A	$172,831	$220,611
Class T	49,722	53,575
Class C	46,498	45,822
International Real Estate	4,709,837	5,264,657
Class I	1,473,124	996,546
Total	$6,452,012	$6,581,211
From net realized gain
Class A	$324,553	$178,639
Class T	106,361	56,840
Class B	–	1,961
Class C	134,570	74,925
International Real Estate	7,881,767	3,759,826
Class I	2,308,207	602,428
Total	$10,755,458	$4,674,619

10. Share Transactions.

Share transactions for each class were as follows and may contain automatic conversions between classes or exchanges between affiliated funds:

	Shares	Shares	Dollars	Dollars
	Six months ended January 31, 2017	Year ended July 31, 2016	Six months ended January 31, 2017	Year ended July 31, 2016
Class A
Shares sold	65,228	387,575	$640,662	$3,855,747
Reinvestment of distributions	48,795	39,152	481,116	385,738
Shares redeemed	(234,205)	(711,456)	(2,266,193)	(7,101,048)
Net increase (decrease)	(120,182)	(284,729)	$(1,144,415)	$(2,859,563)
Class T
Shares sold	12,837	42,582	$124,428	$420,894
Reinvestment of distributions	15,081	10,619	147,798	103,984
Shares redeemed	(67,916)	(86,660)	(647,357)	(840,739)
Net increase (decrease)	(39,998)	(33,459)	$(375,131)	$(315,861)
Class B
Shares sold	–	240	$–	$2,446
Reinvestment of distributions	–	188	–	1,839
Shares redeemed	–	(18,347)	–	(179,998)
Net increase (decrease)	–	(17,919)	$–	$(175,713)
Class C
Shares sold	40,559	87,880	$394,986	$860,561
Reinvestment of distributions	16,794	11,276	162,226	108,810
Shares redeemed	(122,207)	(178,807)	(1,160,000)	(1,748,358)
Net increase (decrease)	(64,854)	(79,651)	$(602,788)	$(778,987)
International Real Estate
Shares sold	2,317,444	7,393,898	$23,003,504	$74,221,755
Reinvestment of distributions	1,216,426	866,374	12,127,770	8,622,838
Shares redeemed	(6,061,443)	(6,986,922)	(58,960,485)	(70,200,303)
Net increase (decrease)	(2,527,573)	1,273,350	$(23,829,211)	$12,644,290
Class I
Shares sold	1,718,057	8,825,489	$16,546,983	$88,480,695
Reinvestment of distributions	86,835	52,241	861,404	517,293
Shares redeemed	(3,579,757)	(3,072,766)	(34,265,175)	(30,537,389)
Net increase (decrease)	(1,774,865)	5,804,964	$(16,856,788)	$58,460,599

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, Strategic Advisers International II Fund was the owner of record of approximately 15% of the total outstanding shares of the Fund.

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including sales charges (loads) on purchase payments or redemption proceeds, redemption fees and (2) ongoing costs, including management fees, distribution and/or service (12b-1) fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (August 1, 2016 to January 31, 2017).

Actual Expenses

The first line of the accompanying table for each class of the Fund provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line for a class of the Fund under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table for each class of the Fund provides information about hypothetical account values and hypothetical expenses based on a Class' actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Class' actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. A small balance maintenance fee of $12.00 that is charged once a year may apply for certain accounts with a value of less than $2,000. This fee is not included in the table below. If it was, the estimate of expenses you paid during the period would be higher, and your ending account value lower, by this amount. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds. In addition, if these transactional costs were included, your costs would have been higher.

	Annualized Expense Ratio-A	Beginning Account Value August 1, 2016	Ending Account Value January 31, 2017	Expenses Paid During Period-B August 1, 2016 to January 31, 2017
Class A	1.35%
Actual		$1,000.00	$950.90	$6.64
Hypothetical-C		$1,000.00	$1,018.40	$6.87
Class T	1.65%
Actual		$1,000.00	$949.00	$8.11
Hypothetical-C		$1,000.00	$1,016.89	$8.39
Class C	2.10%
Actual		$1,000.00	$947.10	$10.31
Hypothetical-C		$1,000.00	$1,014.62	$10.66
International Real Estate	1.12%
Actual		$1,000.00	$952.00	$5.51
Hypothetical-C		$1,000.00	$1,019.56	$5.70
Class I	.96%
Actual		$1,000.00	$951.80	$4.72
Hypothetical-C		$1,000.00	$1,020.37	$4.89

 A Annualized expense ratio reflects expenses net of applicable fee waivers.

 B Expenses are equal to each Class' annualized expense ratio, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Board Approval of Investment Advisory Contracts and Management Fees

Fidelity International Real Estate Fund

Each year, the Board of Trustees, including the Independent Trustees (together, the Board), votes on the renewal of the management contract with Fidelity SelectCo, LLC (SelectCo), an affiliate of Fidelity Management & Research Company (FMR), and the sub-advisory agreements with affiliates of FMR (together, the Advisory Contracts) for the fund. SelectCo and the sub-advisers are collectively referred to herein as the Investment Advisers. The Board, assisted by the advice of fund counsel and Independent Trustees' counsel, requests and considers a broad range of information relevant to the renewal of the Advisory Contracts throughout the year.

The Board meets regularly and, at each of its meetings, covers an extensive agenda of topics and materials and considers factors that are relevant to its annual consideration of the renewal of the fund's Advisory Contracts, including the services and support provided to the fund and its shareholders. The Board has established four standing committees (Committees) — Operations, Audit, Fair Valuation, and Governance and Nominating — each composed of and chaired by Independent Trustees with varying backgrounds, to which the Board has assigned specific subject matter responsibilities in order to enhance effective decision-making by the Board. The Operations Committee, of which all of the Independent Trustees are members, meets regularly throughout the year and considers, among other matters, information specifically related to the annual consideration of the renewal of the fund's Advisory Contracts. The Board, acting directly and through its Committees, requests and receives information concerning the annual consideration of the renewal of the fund's Advisory Contracts. The Board also meets as needed to consider matters specifically related to the Board's annual consideration of the renewal of the Advisory Contracts. Members of the Board may also meet with trustees of other Fidelity funds through ad hoc joint committees to discuss certain matters relevant to all of the Fidelity funds.

At its January 2017 meeting, the Board unanimously determined to renew the fund's Advisory Contracts. In reaching its determination, the Board considered all factors it believed relevant, including (i) the nature, extent, and quality of the services to be provided to the fund and its shareholders (including the investment performance of the fund); (ii) the competitiveness of the fund's management fee and total expense ratio relative to peer funds; (iii) the total costs of the services to be provided by and the profits to be realized by Fidelity from its relationships with the fund; and (iv) the extent to which, if any, economies of scale exist and would be realized as the fund grows, and whether any economies of scale are appropriately shared with fund shareholders.

In considering whether to renew the Advisory Contracts for the fund, the Board reached a determination, with the assistance of fund counsel and Independent Trustees' counsel and through the exercise of its business judgment, that the renewal of the Advisory Contracts was in the best interests of the fund and its shareholders and that the compensation payable under the Advisory Contracts was fair and reasonable. The Board's decision to renew the Advisory Contracts was not based on any single factor, but rather was based on a comprehensive consideration of all the information provided to the Board at its meetings throughout the year. The Board, in reaching its determination to renew the Advisory Contracts, was aware that shareholders of the fund have a broad range of investment choices available to them, including a wide choice among funds offered by Fidelity's competitors, and that the fund's shareholders, who have the opportunity to review and weigh the disclosure provided by the fund in its prospectus and other public disclosures, have chosen to invest in this fund, which is part of the Fidelity family of funds.

Nature, Extent, and Quality of Services Provided.  The Board considered the staffing of the Investment Advisers as it relates to the fund, including the backgrounds of investment personnel of SelectCo, and also considered the fund's investment objective, strategies, and related investment philosophy. The Independent Trustees also had discussions with senior management of Fidelity's investment operations and investment groups. The Board considered the structure of the investment personnel compensation program and whether this structure provides appropriate incentives to act in the best interests of the fund. Additionally, the Board considered the portfolio managers' investments, if any, in the funds that they manage.

Resources Dedicated to Investment Management and Support Services.  The Board reviewed the general qualifications and capabilities of the Investment Advisers' investment staffs, including their size, education, experience, and resources, as well as Fidelity's approach to recruiting, training, managing, and compensating investment personnel. The Board noted that Fidelity has continued to increase the resources devoted to non-U.S. offices, including expansion of Fidelity's global investment organization. The Board also noted that Fidelity's analysts have extensive resources, tools and capabilities that allow them to conduct sophisticated quantitative and fundamental analysis, as well as credit analysis of issuers, counterparties and guarantors. Further, the Board considered that Fidelity's investment professionals have sufficient access to global information and data so as to provide competitive investment results over time, and that those professionals also have access to sophisticated tools that permit them to assess portfolio construction and risk and performance attribution characteristics continuously, as well as to transmit new information and research conclusions rapidly around the world. Additionally, in its deliberations, the Board considered Fidelity's trading, risk management, compliance, and technology and operations capabilities and resources, which are integral parts of the investment management process.

Shareholder and Administrative Services.  The Board considered (i) the nature, extent, quality, and cost of advisory, administrative, and shareholder services performed by the Investment Advisers and their affiliates under the Advisory Contracts and under separate agreements covering transfer agency, pricing and bookkeeping, and securities lending services for the fund; (ii) the nature and extent of the supervision of third party service providers, principally custodians, subcustodians, and pricing vendors; and (iii) the resources devoted to, and the record of compliance with, the fund's compliance policies and procedures. The Board also reviewed the allocation of fund brokerage, including allocations to brokers affiliated with the Investment Advisers, the use of brokerage commissions to pay fund expenses, and the use of "soft" commission dollars to pay for research services.

The Board noted that the growth of fund assets over time across the complex allows Fidelity to reinvest in the development of services designed to enhance the value or convenience of the Fidelity funds as investment vehicles. These services include 24-hour access to account information and market information through telephone representatives and over the Internet, investor education materials and asset allocation tools, and the expanded availability of Fidelity Investor Centers.

The Board noted that in 2014 the ad hoc Committee on Transfer Agency Fees was formed by it and the boards of certain other Fidelity funds to review the variety of transfer agency services and fee structures throughout the mutual fund industry compared to Fidelity's.

Investment in a Large Fund Family.  The Board considered the benefits to shareholders of investing in a Fidelity fund, including the benefits of investing in a fund that is part of a large family of funds offering a variety of investment disciplines and providing a large variety of mutual fund investor services. The Board noted that Fidelity had taken, or had made recommendations that resulted in the Fidelity funds taking, a number of actions over the previous year that benefited particular funds, including (i) continuing to dedicate additional resources to investment research and to the support of the senior management team that oversees asset management; (ii) continuing efforts to enhance Fidelity's global research capabilities; (iii) launching new funds and making other enhancements to meet client needs; (iv) broadening eligibility requirements for certain lower-priced share classes of, and streamlining the fee structure for, certain existing equity index funds; (v) lowering expense caps for certain existing funds and classes to reduce expenses paid by shareholders; (vi) continuing to launch dedicated lower cost underlying funds to meet portfolio construction needs related to expanding underlying fund options for Fidelity funds of funds, specifically for the Freedom Fund product lines; (vii) rationalizing product lines and gaining increased efficiencies through fund mergers and share class consolidations; (viii) continuing to develop, acquire and implement systems and technology to improve services to the funds and shareholders, strengthen information security, and increase efficiency; (ix) implementing investment enhancements to further strengthen Fidelity's target date product line to increase investors' probability of success in achieving their goals; and (x) accelerating the conversion of all remaining Class B shares to Class A shares, which have a lower expense structure.

Investment Performance.  The Board considered whether the fund has operated in accordance with its investment objective, as well as its record of compliance with its investment restrictions and its performance history.

The Board took into account discussions with representatives of SelectCo about fund investment performance that occur at Board meetings throughout the year. In this regard the Board noted that as part of regularly scheduled fund reviews and other reports to the Board on fund performance, the Board considers annualized return information for the fund, for different time periods, measured against a securities market index ("benchmark index"). In its evaluation of fund investment performance at meetings throughout the year, the Board gave particular attention to information indicating underperformance of certain Fidelity funds for specific time periods and discussed with the Investment Advisers the reasons for such underperformance.

In addition to reviewing absolute and relative fund performance, the Independent Trustees periodically consider the appropriateness of fund performance metrics in evaluating the results achieved. In general, the Independent Trustees believe that fund performance should be evaluated based on net performance (after fees and expenses) of both the highest performing and lowest performing fund share classes, where applicable, compared to appropriate benchmark indices, over appropriate time periods that may include full market cycles, taking into account relevant factors, including the following: general market conditions; issuer-specific information; and fund cash flows and other factors. Depending on the circumstances, the Independent Trustees may be satisfied with a fund's performance notwithstanding that it lags its benchmark index for certain periods.

The Independent Trustees recognize that shareholders evaluate performance on a net basis over their own holding periods, for which one-, three-, and five-year periods are often used as a proxy. For this reason, the performance information reviewed by the Board also included net cumulative total return information for the fund and an appropriate benchmark index for the most recent one-, three-, and five-year periods ended June 30, 2016.

Based on its review, the Board concluded that the nature, extent, and quality of services provided to the fund under the Advisory Contracts should continue to benefit the shareholders of the fund.

Competitiveness of Management Fee and Total Expense Ratio.  The Board considered the fund's management fee and total expense ratio compared to "mapped groups" of competitive funds and classes created for the purpose of facilitating the Trustees' analysis of the competitiveness of management fees and total expenses. Fidelity creates "mapped groups" by combining similar Lipper investment objective categories that have comparable investment mandates. For this purpose, all sector focused equity funds are grouped in the same mapped group. Combining Lipper investment objective categories aids the Board's management fee and total expense ratio comparisons by broadening the competitive group used for comparison.

Management Fee.  The Board considered two proprietary management fee comparisons for the 12-month periods ended June 30 shown in basis points (BP) in the chart below. The group of Lipper funds used by the Board for management fee comparisons is referred to below as the "Total Mapped Group." The Total Mapped Group comparison focuses on a fund's standing in terms of gross management fees before expense reimbursements or caps relative to the total universe of funds with comparable investment mandates (i.e., sector equities), regardless of whether their management fee structures also are comparable. Funds with comparable management fee structures have similar management fee contractual arrangements (e.g., flat rate charged for advisory services, all-inclusive fee rate, etc.). "TMG %" represents the percentage of funds in the Total Mapped Group that had management fees that were lower than the fund's. For example, a hypothetical TMG % of 20% would mean that 80% of the funds in the Total Mapped Group had higher, and 20% had lower, management fees than the fund. The fund's actual TMG %s and the number of funds in the Total Mapped Group are in the chart below. The "Asset-Size Peer Group" (ASPG) comparison focuses on a fund's standing relative to a subset of non-Fidelity funds within the Total Mapped Group that are similar in size and management fee structure. For example, if a fund is in the first quartile of the ASPG, the fund's management fee ranks in the least expensive or lowest 25% of funds in the ASPG. The ASPG represents at least 15% of the funds in the Total Mapped Group with comparable asset size and management fee structures, subject to a minimum of 50 funds (or all funds in the Total Mapped Group if fewer than 50). Additional information, such as the ASPG quartile in which the fund's management fee rate ranked, is also included in the chart and considered by the Board.

Fidelity International Real Estate Fund

The Board noted that the fund's management fee rate ranked below the median of its Total Mapped Group and below the median of its ASPG for the 12-month period ended June 30, 2016.

The Board noted that, in 2014, the ad hoc Committee on Group Fee was formed by it and the boards of other Fidelity funds to conduct an in-depth review of the "group fee" component of the management fee of funds with such management fee structures. The Committee's focus included the mechanics of the group fee, the competitive landscape of group fee structures, Fidelity funds with no group fee component and investment products not included in group fee assets. The Board also considered that, for funds subject to the group fee, FMR agreed to voluntarily waive fees over a specified period of time in amounts designed to account for assets converted from certain funds to certain collective investment trusts.

Based on its review, the Board concluded that the fund's management fee is fair and reasonable in light of the services that the fund receives and the other factors considered.

Total Expense Ratio.  In its review of each class's total expense ratio, the Board considered the fund's management fee rate as well as other fund or class expenses, as applicable, such as transfer agent fees, pricing and bookkeeping fees, fund-paid 12b-1 fees, and custodial, legal, and audit fees. The Board also noted that Fidelity may agree to waive fees and expenses from time to time, and the extent to which, if any, it has done so for the fund. As part of its review, the Board also considered the current and historical total expense ratios of each class of the fund compared to competitive fund median expenses. Each class of the fund is compared to those funds and classes in the Total Mapped Group (used by the Board for management fee comparisons) that have a similar sales load structure.

The Board noted that the total expense ratio of each of Class A and Class I ranked below the competitive median for the 12-month period ended June 30, 2016, the total expense ratio of the retail class ranked equal to the competitive median for the 12-month period ended June 30, 2016, and the total expense ratio of each of Class C and Class T ranked above the competitive median for the 12-month period ended June 30, 2016. The Board considered that, in general, various factors can affect total expense ratios. The Board noted that Class T and Class C are above the total expense median as a result of higher transfer agent fees due to relatively small average account sizes. The Board also noted that the total expense ratio of Class T was above the competitive median primarily because of higher 12b-1 fees on Class T as compared to most competitor funds. Class T has a higher 12b-1 fee, but a lower front-end sales charge, than traditionally priced front-end sales charge classes. The Board considered that Class T is primarily sold load-waived in the retirement plan market where its 0.50% 12b-1 fee is comparable to competing no-load, higher 12b-1 fee classes designed specifically for retirement plans. The Board noted that the fund offers multiple classes, each of which has a different sales load and 12b-1 fee structure, and that the multiple structures are intended to offer a range of pricing options for the intermediary market. The Board also noted that the total expense ratios of the classes of the fund vary primarily by the level of their 12b-1 fees, although differences in transfer agent fees may also cause expenses to vary from class to class.

Fees Charged to Other Fidelity Clients.  The Board also considered Fidelity fee structures and other information with respect to clients of Fidelity, such as other funds advised or subadvised by Fidelity, pension plan clients, and other institutional clients with similar mandates. The Board noted that an ad hoc joint committee created by it and the boards of other Fidelity funds periodically (most recently in 2013) reviews and compares Fidelity's institutional investment advisory business with its business of providing services to the Fidelity funds, including the differences in services provided, fees charged, and costs incurred, as well as competition in their respective marketplaces.

Based on its review of total expense ratios and fees charged to other Fidelity clients, the Board concluded that, although some classes were above the median of the universe presented for comparison, the total expense ratio of each class of the fund was reasonable in light of the services that the fund and its shareholders receive and the other factors considered.

Costs of the Services and Profitability.  The Board considered the revenues earned and the expenses incurred by Fidelity in conducting the business of developing, marketing, distributing, managing, administering and servicing the fund and servicing the fund's shareholders. The Board also considered the level of Fidelity's profits in respect of all the Fidelity funds.

On an annual basis, Fidelity presents to the Board information about the profitability of its relationships with the fund. Fidelity calculates profitability information for each fund, as well as aggregate profitability information for groups of Fidelity funds and all Fidelity funds, using a series of detailed revenue and cost allocation methodologies which originate with the books and records of Fidelity on which Fidelity's audited financial statements are based. The Audit Committee of the Board reviews any significant changes from the prior year's methodologies.

PricewaterhouseCoopers LLP (PwC), independent registered public accounting firm and auditor to Fidelity and certain Fidelity funds, has been engaged annually by the Board as part of the Board's assessment of the profitability analysis used by Fidelity. PwC's engagement includes the review and assessment of Fidelity's methodologies used in determining the revenues and expenses attributable to Fidelity's mutual fund business, and completion of agreed-upon procedures in respect of the mathematical accuracy of the fund profitability information and its conformity to established allocation methodologies. After considering PwC's reports issued under the engagement and information provided by Fidelity, the Board concluded that while other allocation methods may also be reasonable, Fidelity's profitability methodologies are reasonable in all material respects.

The Board also reviewed Fidelity's non-fund businesses and potential fall-out benefits related to the mutual fund business as well as cases where Fidelity's affiliates may benefit from or be related to the fund's business.

The Board considered the costs of the services provided by and the profits realized by Fidelity in connection with the operation of the fund and was satisfied that the profitability was not excessive.

Economies of Scale.  The Board considered whether there have been economies of scale in respect of the management of the Fidelity funds, whether the Fidelity funds (including the fund) have appropriately benefited from any such economies of scale, and whether there is potential for realization of any further economies of scale. The Board considered the extent to which the fund will benefit from economies of scale as assets grow through increased services to the fund, through waivers or reimbursements, or through fee or expense ratio reductions. The Board also noted that a committee (the Economies of Scale Committee) created by it and the boards of other Fidelity funds periodically (most recently in 2013) analyzes whether Fidelity attains economies of scale in respect of the management and servicing of the Fidelity funds, whether the Fidelity funds have appropriately benefited from such economies of scale, and whether there is potential for realization of any further economies of scale.

The Board recognized that the fund's management contract incorporates a "group fee" structure, which provides for lower group fee rates as total group assets increase, and for higher group fee rates as total group assets decrease (with "group assets" defined to include fund assets under SelectCo's management plus assets under FMR's management). SelectCo calculates the group fee rates based on a tiered asset "breakpoint" schedule that varies based on asset class. The Board considered that the group fee is designed to deliver the benefits of economies of scale to fund shareholders when total group assets increase, even if assets of any particular fund are unchanged or have declined, because some portion of Fidelity's costs are attributable to services provided to all Fidelity funds, and all funds benefit if those costs can be allocated among more assets. The Board concluded that, given the group fee structure, fund shareholders will benefit from lower management fees as group assets increase at the fund complex level, regardless of whether Fidelity achieves any such economies of scale.

The Board concluded, taking into account the analysis of the Economies of Scale Committee, that economies of scale, if any, are being appropriately shared between fund shareholders and Fidelity.

Additional Information Requested by the Board.  In order to develop fully the factual basis for consideration of the Fidelity funds' advisory contracts, the Board requested and received additional information on certain topics, including: (i) Fidelity's fund profitability methodology, profitability trends for certain funds, and the impact of certain factors on fund profitability results; (ii) portfolio manager changes that have occurred during the past year and the amount of the investment that each portfolio manager has made in the Fidelity fund(s) that he or she manages; (iii) Fidelity's compensation structure for portfolio managers, research analysts, and other key personnel, including its effects on fund profitability; (iv) comparisons to institutional products; (v) the arrangements with and compensation paid to certain fund sub-advisers on behalf of the Fidelity funds; (vi) Fidelity's long-term expectations for its offerings in the workplace investing channel; (vii) the competitive positioning of the Fidelity variable insurance product funds; (viii) the methodology with respect to competitive fund data and peer group classifications; (ix) Fidelity's transfer agent fee, expense, and service structures for different funds and classes, and the impact of an internal reorganization, the increased use of omnibus accounts and lower pricing in the retirement channel; (x) fluctuations in trading expenses; and (xi) explanations regarding the relative total expense ratios of certain funds and classes, total expense competitive trends and methodologies for total expense competitive comparisons, and actions that might be taken by Fidelity to reduce total expense ratios for certain funds and classes or to achieve further economies of scale.

Based on its evaluation of all of the conclusions noted above, and after considering all factors it believed relevant, the Board concluded that the advisory fee structures are fair and reasonable, and that the fund's Advisory Contracts should be renewed.

Corporate Headquarters

245 Summer St.

Boston, MA 02210

www.fidelity.com

IRE-SANN-0317
1.801330.113

Item 2.

Code of Ethics

Not applicable.

Item 3.

Audit Committee Financial Expert

Not applicable.

Item 4.

Principal Accountant Fees and Services

Not applicable.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the Fidelity Select Portfolios’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the Fidelity Select Portfolios’s (the “Trust”) disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the Trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the Trust’s internal control over financial reporting.

Item 12.

Exhibits

(a)	(1)	Not applicable.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Select Portfolios

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	March 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Adrien E. Deberghes
Adrien E. Deberghes
President and Treasurer

Date:	March 27, 2017

By:	/s/Howard J. Galligan III
Howard J. Galligan III
Chief Financial Officer

Date:	March 27, 2017